Foreign currency translation reserve and Other reserves - Summary of Movement in Foreign Currency Translation Reserve Attributable to Equity Holders (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)		Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)		Mar. 31, 2022 INR (₨)
Disclosure of foreign currency translation reserves [line items]
Balance at the beginning of the year	₨ 781,753			₨ 658,673		₨ 554,593
Translation difference related to foreign operations, net	4,219		$ 51	16,590		4,121
Reclassification of foreign currency translation differences on sale of investment in associates and liquidation of subsidiaries to statement of income	(198)		(2)	(133)		(158)
Balance at the end of the year	751,223		9,014	781,753		658,673
Foreign currency translation reserve [member]
Disclosure of foreign currency translation reserves [line items]
Balance at the beginning of the year	43,255	[1]		26,850	[1]	22,936
Translation difference related to foreign operations, net	4,204			16,538
Reclassification of foreign currency translation differences on sale of investment in associates and liquidation of subsidiaries to statement of income	(198)			(133)
Balance at the end of the year	₨ 47,261		$ 567	₨ 43,255	[1]	₨ 26,850	[1]

[1]	Refer to Note 20